Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
29.	RELATED PARTY TRANSACTIONS

(A)	In addition to the transactions disclosed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the years:

		For the year ended December 31,
	Notes	2024	2023	2022
		US$	US$	US$
Capital market solutions services rendered to related companies controlled by a director of the Company	(i)	—	—	1,149
Management fee paid to immediate holding company	(i)	—	—	18

Investment advisory fee paid to a fellow subsidiary	(i)	—	—	21

Capital market solutions services rendered to fellow subsidiaries	(i)	—	—	3

Insurance commission received from immediate holding company and a fellow subsidiary	(i)	41	48	4

Digital solutions and other services income from immediate holding company	(i)	2,564	2,554	1,592

Fashion, arts and luxury media advertising and marketing services from immediate holding company	(i)	2,888	2,726	2,888

Administrative service fee paid to immediate holding company	(iii)	4,615	4,597	3,767

Interest income from immediate holding company	(iv)	16,828	10,489	9,703

Recharge from/(to) immediate holding company
—Staff costs		—	—	4,084
—Premises cost		—	—	1,469

	(iii)	—	—	5,553

Treasury shares repurchased from immediate holding company	26	—	40,000	320,603

Acquisition of AMTD Digital from immediate holding company and fellow subsidiaries	(ii)(a)	—	—	740,451

Acquisition of WME Assets from immediate holding company	(ii)(b)	—	268,000	—

Disposal of financial assets at fair value through profit or loss to immediate holding company	(ii)(c)	—	80,155	—

Notes:

(i)	The terms of these services were comparable to the fee and conditions offered to the customers of the Group.

(ii)	a.	In 2022, the Group acquired 82.7% interest in AMTD Digital from the immediate holding company and fellow subsidiaries at a consideration of approximately US$993 million.

	b.	In 2023, the Group acquired 100% interest in WME Assets from the immediate holding company at a consideration of US$268,000.

	c.	In 2023, the Group disposed financial assets at fair value through profit or loss to the immediate holding company at a consideration of US$80,155.
(iii)	The staff costs and premises cost was recharged by the immediate holding company based on actual usage. Starting from July 2022, the immediate holding company charged a fixed service fee of HK$9 million (HK$6 million prior to July 2022) per quarter for other administrative expenses.

(iv)	The transaction represented the interest income charged at 2% per annum on the outstanding amount due from the immediate holding company which was payable on demand.

(B)	In addition to balances disclosed elsewhere in these consolidated financial statements, the Group had the following outstanding balances with related parties:

(i)

Treasury functions of the Group are conducted centrally under AMTD Group and inter-company fund transfers were carried out among the entities within AMTD Group. The treasury function manages available funds at AMTD Group level and allocates the funds to various entities within AMTD Group for their operations. On July 15, 2022, the Group and its subsidiary entered into an intercompany financing agreement with its immediate holding company. Under such agreement, any intercompany receivables and payables balances with the immediate holding company and the fellow subsidiaries shall be settled on a net basis with the immediate holding company. As of December 31, 2023 and 2024, the gross carrying amounts on amount due from immediate holding company were US$1,057,007 and US$1,400,612, respectively, which bears interest at 2% per annum and are unsecured and repayable on demand. The impairment loss provided under expected credit loss model as of December 31, 2023 and 2024 were US$4,988 and nil, respectively. The Group did not have any outstanding balances with its fellow subsidiaries.

(ii)

As of December 31, 2023, the amount due to a non-controlling shareholder comprised of (i) interest bearing balance of US$7,643 at a variable rate of 2 times of HIBOR plus 1.15% per annum, (ii) interest bearing balance of US$25,479 at a variable rate of HIBOR plus 1.15% per annum and (iii) non-interest bearing balance of US$22,681. The amount due to a non-controlling shareholder was unsecured.

As of December 31, 2024, the amount due to non-controlling shareholders are unsecured and non-interest bearing. During the year ended December 31, 2024, interest bearing balances were settled through the current account of ultimate holding company and the non-controlling shareholder.

(C)	Compensation of key management personnel of the Group:

	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Short-term employee benefits	896	1,459	4,255
Other long-term benefit	2	6	13

	898	1,465	4,268